Income / (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income (Loss) Per Share [Abstract]
Net income (loss)	€ 1,718	€ 6,303
Weighted average number of ordinary shares in circulation (in shares)	80,319,897	79,753,657
Basic income (loss) per share (in EUR per share)	€ 0.02	€ 0.08
Adjustment for share instruments (in shares)	3,461,439	2,132,098
Diluted income/(loss) per share (in EUR per share)	€ 0.02	€ 0.08